Share based Compensation - LTIP Expense (Details) - LTIP - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share based Compensation
Compensation expense	$ 1,661,000	$ 308,000
Unrecognized compensation cost	1,466,000
Research and development expenses
Share based Compensation
Compensation expense	850,000	156,000
Administrative expenses
Share based Compensation
Compensation expense	$ 811,000	$ 152,000